Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Subordinated liabilities [abstract]
Subordinated liabilities
12. Subordinated liabilities
	Half year ended	Year ended
	30.06.19	31.12.18
	£m	£m
Opening balance as at 1 January	20,559	23,826
Issuances	1,271	221
Redemptions	(3,091)	(3,246)
Other	64	(242)
Closing balance	18,803	20,559